Financial assets at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets [Abstract]
Summary of Financial Assets at Amortized Cost

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Current financial assets at amortized cost – term deposit	10,000	20,000	5,000
Current financial assets at amortized cost – other	-	1	43
Total current financial assets at amortized cost	10,000	20,001	5,043
Non-current financial assets at amortized cost	303	275	275
Total financial assets at amortized cost	10,303	20,276	5,318